SECURITY DEPOSIT (Narrative) (Details)	1 Months Ended
	Jan. 19, 2024 CAD ($)	Jan. 19, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 19, 2024 USD ($)	Jan. 31, 2023 USD ($)
Deposit Assets Disclosure [Abstract]
Security deposit	$ 67,367		$ 0	$ 50,285	$ 46,871
Reclamation obligations extinguished	70,300	$ 52,474
Extinguishment gain	$ 2,933	$ 2,189
Reclamation obligation			$ 0		$ 52,659